Average Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
Jan. 28, 2013
(Delaware Healthcare Fund) | Russell 3000® Healthcare Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	19.46%
5 Years	5.56%
Lifetime	5.26%
(Delaware Healthcare Fund) | Class A
Average Annual Return:
Label	(lifetime: 09/28/07–12/31/12)
1 Year	12.12%
5 Years	13.44%
Lifetime	13.28%
(Delaware Healthcare Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	12.07%
5 Years	11.34%
Lifetime	11.05%
(Delaware Healthcare Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	7.94%
5 Years	10.46%
Lifetime	10.22%
(Delaware Healthcare Fund) | Class C
Average Annual Return:
Label	(lifetime: 01/28/10–12/31/12)
1 Year	17.04%
5 Years
Lifetime	11.51%
(Delaware Healthcare Fund) | Institutional Class
Average Annual Return:
Label	(lifetime: 9/28/07–12/31/12)
1 Year	19.34%
5 Years	14.96%
Lifetime	14.74%
(Delaware Healthcare Fund) | Class R
Average Annual Return:
Label	(lifetime: 01/28/10–12/31/12)
1 Year	18.61%
5 Years
Lifetime	12.03%
(Delaware Smid Cap Growth Fund) | Russell 2500 Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.13%
5 Years	4.07%
10 years or lifetime	10.55%
(Delaware Smid Cap Growth Fund) | Class A
Average Annual Return:
1 Year	4.03%
5 Years	5.06%
10 years or lifetime	9.98%
(Delaware Smid Cap Growth Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	2.92%
5 Years	3.93%
10 years or lifetime	9.02%
(Delaware Smid Cap Growth Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	3.87%
5 Years	3.90%
10 years or lifetime	8.56%
(Delaware Smid Cap Growth Fund) | Class B
Average Annual Return:
1 Year	5.58%
5 Years	5.26%
10 years or lifetime	10.02%
(Delaware Smid Cap Growth Fund) | Class C
Average Annual Return:
1 Year	8.57%
5 Years	5.51%
10 years or lifetime	9.83%
(Delaware Smid Cap Growth Fund) | Institutional Class
Average Annual Return:
1 Year	10.65%
5 Years	6.60%
10 years or lifetime	10.95%
(Delaware Smid Cap Growth Fund) | Class R
Average Annual Return:
Label	(lifetime: 6/3/03–12/31/12)
1 Year	10.12%
5 Years	6.08%
Lifetime	9.28%